Loss Per Ordinary Share - Additional Information (Detail) - shares	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Earnings Per Share [Abstract]
Anti-dilutive outstanding employee share options	8,051,149	11,004,802